INVENTORY (Details Narrative) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Notes and other explanatory information [abstract]
Inventory expenses	$ 1,404,323	$ 12,827,041	$ 11,155,676	$ 9,227,439